Fees to auditors appointed at the Annual General Meeting	12 Months Ended
Dec. 31, 2017
Fees to auditors appointed at the Annual General Meeting
Fees to auditors appointed at the Annual General Meeting

Note 5—Fees to auditors appointed at the Annual General Meeting

DKK thousand	2017	2016	2015
Audit	1,050	1,937	315
Audit-related services and other assurance engagements	2,506	4,107	30
Tax advice	104	43	104
Other	268	232	29

Total fees	3,928	6,319	478

The fee for non-audit services provided to the Group by Deloitte Statsautoriseret Revisionspartnerselskab amounts to DKK 2,878 thousand and consists of review of tax returns, advisory related to the Registration Statement prepared in relation to the U.S. listing (and related Danish prospectus), advisory in relation to existing internal control processes at the Company, and other general financial reporting matters.